Stockholders' Equity (Details 6)	6 Months Ended				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2014 Stock Options USD ($)	Jun. 30, 2014 Stock Options USD ($)	Dec. 31, 2013 Stock Options USD ($)	Dec. 31, 2012 Stock Options USD ($)
Share Based Compensation Arrangement By Share Based Payment Award Stock Options Unvested Number Of Shares [Roll Forward]
Number of options unvested, beginning balance			735,681	1,679,371	444,500
Number of options, granted	825,000	825,000	300,000		2,340,000	1,020,000
Number of options, vested			(318,773)	(890,904)	(985,129)	(575,500)
Number of options, cancelled\Forfeited			(72,214)	(52,786)	(120,000)
Number of options unvested, ending balance			644,694	735,681	1,679,371	444,500
Share Based Compensation Arrangement By Share Based Payment Award Stock Options Unvested Weighted Average Exercise Price [Roll Forward]
Weighted average exercise price unvested, beginning balance (in Dollars per share)			$ 0.98	$ 1.08	$ 0.47
Weighted average exercise price unvested, granted (in Dollars per share)	$ 0.43	0.50	$ 1.00		$ 1.15	$ 0.47
Weighted average exercise price unvested, vested (in Dollars per share)			$ 1.03	$ 1.09	$ 1.05	$ 0.47
Weighted average exercise price unvested, cancelled\Forfeited (in Dollars per share)			$ 0.58	$ 0.47	$ 0.47
Weighted average exercise price unvested, ending balance (in Dollars per share)			$ 1.01	$ 0.98	$ 1.08	$ 0.47
Share Based Compensation Arrangement By Share Based Payment Award Stock Options Unvested Weighted Average Grant Date Fair Value [Roll Forward]
Weighted average grant date fair value, unvested, beginning balance (in Dollars per share)			$ 0.54	$ 0.59	$ 0.30
Weighted average grant date fair value, unvested, granted (in Dollars per share)			$ 0.25		$ 0.63	$ 0.30
Weighted average grant date fair value, unvested, vested (in Dollars per share)			$ 0.57	$ 0.60	$ 0.58	$ 0.30
Weighted average grant date fair value, unvested, cancelled\Forfeited (in Dollars per share)			$ 0.36	$ 0.49	$ 0.30
Weighted average grant date fair value, unvested, ending balance (in Dollars per share)			$ 0.63	$ 0.54	$ 0.59	$ 0.30